As Filed With the Securities and Exchange Commission on November 13, 2001
                                                               File No. 33-44579
                                                                        811-6498
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 42                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 45                             [X]


                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                             300 North Lake Avenue,
                             Pasadena, CA 91101-4106
          (Address of Principal Executive Offices, Including Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

                                    copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                              555 S. Flower Street
                              Los Angeles, CA 90071

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

             [ ] immediately upon filing pursuant to paragraph (b)
             [ ] on pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(i)
             [ ] on (date) pursuant to paragraph (a)(i)
             [X] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS




                              PIC TWENTY PORTFOLIO
                              INSTITUTIONAL CLASS



PROSPECTUS
_______________, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

CONTENTS

Key Facts                  An Overview of the Fund
                           Risk/Return Summary
                           The Principal Goals, Strategies and Risks of the Fund
                           Performance
                           Fees and Expenses
                           Management
Your Account               Calculation of Net Asset Value
                           How to Buy Shares
                           How to Sell Shares
                           Important Redemption Information
                           Investor Services
Shareholder Account        Dividends, Capital Gains and Taxes
Policies                   Distribution Options
                           Understanding Distributions
                           Transaction Details
                           Financial Highlights
                           Privacy Notice

                             AN OVERVIEW OF THE FUND

The Fund is a series of PIC Investment Trust (the "Trust"), a registered investment company. Provident Investment Counsel ("PIC") is the Fund's adviser.

                               RISK/RETURN SUMMARY

THE PRINCIPAL GOALS, STRATEGIES AND RISKS OF THE FUND

GOAL: Long term growth of capital. The Fund may change its objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

IN WHAT TYPES OF SECURITIES DOES THE FUND INVEST? Normally, the Fund invests in approximately 20-30 stocks selected primarily from the stocks contained within the S & P/BARRA Growth and Russell 1000 Growth Indices. The Fund may also invest in companies contained within the S & P/BARRA Value and Russell 1000 Value Indices. The Fund primarily emphasizes large companies (i.e., companies with market capitalizations of $5 billion or greater at the time of purchase). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

HOW DOES THE ADVISER SELECT SECURITIES FOR THE FUND? The adviser narrows the Fund's investment universe of potential investments to develop a watch list of approximately 350 names by screening for:

* Large companies (i.e., companies with market capitalization of $5 billion or more at the time of purchase;

* Companies that meet its revenue and earnings growth expectations (normally exceeding the average revenue and earnings growth expectations for the market on which the security is primarily traded); and

*    Companies   that  the   adviser   believes   possess   superior   financial
     characteristics relative to the company's competitors/peers and that of the market on which the security is primarily traded.

Through further research employing technical and fundamental screens, company contact and communication with other research firms, the adviser develops a buy list of no more than 60 stocks. Using a "bottom-up" security selection process
(i.e., focusing on individual stocks rather than industries or sectors) the adviser searches for companies:

* Possessing at least one catalyst for growth, such as new products, exploiting demographic trends, proprietary products, gaining market share and/or a changing cost structure in order to attain or maintain very strong earnings per share growth;

*    Where management owns a significant portion of the company's stock; and

* Having strong management goals and growth plans supported by stringent controls and a commitment to enhancing shareholder value.

Finally, the adviser conducts regular meetings of its Fund Management Team, during which the team reviews individual security holdings and weightings, proposed new purchases and sales, sector weights, and performance attribution. The Team evaluates a number of key economic and market criteria, and assesses the current environment for equity investments to help confirm its analysts' stock recommendations. The adviser then focuses the assets of the Fund on its best investment ideas.

The adviser considers selling a stock when:

*    The stock has met or exceeded the adviser's price target;

* The stock's price has declined 20% or more from a recent high, or its purchase price;

*    The stock is no longer a top analyst pick;

* There is a fundamental change in the outlook of the company or the company's industry;

*    The stock is a bottom decile performer;

* The stock's relative price/earnings ratio indicates that the stock is overvalued;

*    The adviser decides to de-emphasize an industry sector; or

* The adviser identifies a more attractive alternative based on the adviser's investment criteria.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

MANAGEMENT RISKS. As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

MARKET AND SMALL/MID COMPANY RISKS. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

NON-DIVERSIFICATION RISKS. Since the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Diversifying a mutual fund's investment can reduce the risks of investing by limiting the amount of money it invests in any one issuer. Therefore, being non-diversified may cause the value of the Fund's shares to be more sensitive to changes in the market value of a single issuer than diversified mutual funds.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for its initial year of operation. The table shows the Fund's return compared with broad-based market indexes. This past performance will not necessarily continue in the future.

[The following is the bar chart]
PIC Twenty Portfolio

CALENDAR YEAR TOTAL RETURN (%)*

2000    __.__%

[End of bar chart]

*    During this period, the Fund was a series of UAM Funds Trust.

Best quarter: up __.__%, ______ quarter 200_
Worst quarter: down __.__%, ____ quarter 200_


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                   1 Year
                                   ------

PIC Twenty Fund                    __.__%
S&P 500 Index*                     __.__%

----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends and gains.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

     Management Fees                                                       0.90%
     Other Expenses                                                        0.40%
                                                                          -----
     Total Annual Fund Operating Expenses*                                 1.30%
                                                                          =====

----------
* Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses (including such reimbursements) paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

EXAMPLE: These examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual fund. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5% , that all dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

     After 1 year                       $ ___
     After 3 years                      $ ___
     After 5 years                      $ ___
     After 10 years                     $____

MANAGEMENT

PIC is the adviser to the Fund. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Fund, including determining which securities should be bought and sold.

The Fund pays an investment advisory fee to PIC for managing the Fund's investments. Last year, when the Fund was a series of UAM Funds Trust, as a percentage of net assets the Fund paid 0.90%.

YOUR ACCOUNT

CALCULATION OF NET ASSET VALUE

Once each business day, the Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

HOW TO BUY SHARES

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after the investment is received and accepted.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

MINIMUM INVESTMENTS

     TO OPEN AN ACCOUNT                                   $_____

The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate

     For retirement accounts                              $_____
     TO ADD TO AN ACCOUNT                                 $_____
     For retirement plans                                 $_____
     Through automatic investment plans                   $_____

     MINIMUM BALANCE                                      $_____
     For retirement accounts

     FOR INFORMATION:                                     (800) XXX-XXXX

TO INVEST

BY MAIL:

     Provident Investment Counsel Funds
     P.O. Box XXXX
     ________________, __ XXXXX

BY WIRE:

     Call: (800) ___-____ to set up an account and arrange a wire transfer

BY OVERNIGHT DELIVERY:

     PROVIDENT INVESTMENT COUNSEL FUNDS
     __________________________________
     ___________________, __ XXXXX

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

*    You wish to redeem more than $100,000 worth of shares,

*    Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

*    The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund's Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

*    Your name,

*    Your Fund Account number,

*    The dollar amount or number of shares to be redeemed, and

* Any other applicable requirements listed under "Important Redemption Information."

*    Unless otherwise instructed, PIC will send a check to the record address.

MAIL YOUR LETTER TO:
PROVIDENT INVESTMENT COUNSEL FUNDS
P.O. BOX XXXX
_________________, __XXXXX

IMPORTANT REDEMPTION INFORMATION

                        ACCOUNT TYPE SPECIAL REQUIREMENTS

PHONE               All account types           *   Your telephone call must be received by 4
(800)XXX-XXX        except retirement               p.m.  Eastern time to be redeemed on that
                                                    day (maximum check request $100,000).

MAIL OR IN          Individual, Joint           *   The letter of instructions must be signed
PERSON              Tenant, Sole Propri-            by  all  persons  required  to  sign  for
                    etorship, UGMA, UTMA            transactions,   exactly  as  their  names
                                                    appear on the account.

                    Retirement Account          *   The  account  owner  should   complete  a
                                                    retirement  distribution form. Call (800)
                                                    XXX-XXXX to request one.

                    Trust                       *   The   trustee   must   sign  the   letter
                                                    indicating  capacity as  trustee.  If the
                                                    trustee's  name  is not  in  the  account
                                                    registration, provide a copy of the trust
                                                    document  certified  within  the  last 60
                                                    days.

                    Business or                 *   At  least  one   person   authorized   by
                    Organization                    corporate   resolutions  to  act  on  the
                                                    account must sign the letter.

                                                *   Include  a  corporate   resolution   with
                                                    corporate seal or a signature guarantee.

                    Executor,                   *   Call (800) XXX-XXXX for instructions.
                    Administrator,
                    Conservator,
                    Guardian


WIRE                All account types           *   You  must  sign up for the  wire  feature
                    except retirement               before  using it. To verify that it is in
                                                    place,   call  (800)  XXX-XXXX.   Minimum
                                                    redemption wire: $5,000.

                                                *   Your  wire  redemption  request  must  be
                                                    received   by  the  Fund  before  4  p.m.
                                                    Eastern  time for  money to be wired  the
                                                    next business day.

INVESTOR SERVICES

PIC provides a variety of services to help you manage your account.

INFORMATION SERVICES

PIC's telephone representatives can be reached at (800) XXX-XXXX.

Statements and reports that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

*    Annual and semi-annual shareholder reports (every six months)

TRANSACTION SERVICES

SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day. This service is available to Fund A account holders only.

REGULAR INVESTMENT PLANS

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) XXX-XXXX for more information.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) XXX-XXXX for instructions. The Fund offers three options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

TAXES ON TRANSACTIONS. Your redemptions--including exchanges--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them.

Whenever you sell shares of the Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

TRANSACTION DETAILS

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to "backup withholding" for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold amounts from your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC and its agents will not be liable for losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. We will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

*    PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* The Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem your shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account.

FINANCIAL HIGHLIGHTS

These tables show the Fund's financial performance for up to the past five years. During the period shown, the Fund was a series of UAM Funds Trust. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information has been audited by PriceWaterhouseCoopers LLP, Independent Certified Public Accountants. Their reports and the Fund's financial statements are included in the Annual Reports.

                                                Year        December 29, 1999***
                                                Ended             to
                                           April 30, 2001   April 30, 2000
                                           --------------   --------------

Net Asset Value, Beginning of Period          $  9.61           $ 10.00
                                              -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                           (0.04)            (0.02)
  Net Realized and Unrealized Loss              (4.15)            (0.37)++
                                              -------           -------
Total from Investment Operations                (4.19)            (0.39)

Net Asset Value, End of Period                $  5.42           $  9.61
                                              =======           =======

Total Return+                                  (43.60)%           (3.90)%**
                                              =======           =======
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands)       $26,650           $31,309
  Ratio of Expenses to Average Net Assets        1.30%             1.31%*
  Ratio of Net Investment Loss to
  Average Net Assets                            (0.78)%           (0.57)%*
  Portfolio Turnover Rate                         137%               80%

----------
*    Annualized
**   Not Annualized
***  Commencement of Operations
+ Total return would have been lower had certain expenses not been waived by the Adviser during the period.
++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investment of the Portfolio.

                                 PRIVACY NOTICE

The Trust, the Adviser and the Distributor may collect non-public information about you from the following sources:

*    Information we receive about you on applications or other forms

*    Information you give us on this site or orally; and

*    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization , except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

PROVIDENT INVESTMENT COUNSEL

PIC Twenty Portfolio

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Provident Investment Counsel

                            ------------------------

                            ------------------------
                            Telephone: 1-800-XXX-XXXX
                                 www.provnet.com

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                  (The Trust's SEC Investment Company Act File No. is 811-06498)

                              PIC INVESTMENT TRUST

                              PIC TWENTY PORTFOLIO
                              INSTITUTIONAL CLASS


                      Statement of Additional Information
                                              , 2001


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the prospectus dated ________, 2001, as may be amended, of the PIC Twenty Portfolio Institutional Class, a series of PIC Investment Trust.

Provident Investment Counsel (the "Advisor") is Advisor to the Portfolio. A copy of the Portfolio's prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                               TABLE OF CONTENTS

Description of Permitted Investments ...................................... B-2
Borrowing ................................................................. B-2
Debt Securities ........................................................... B-2
Derivatives ............................................................... B-12
Swaps, Caps, Collars and Floors............................................ B-17
Equity Securities ......................................................... B-22
Foreign Securities ........................................................ B-25
Investment Companies ...................................................... B-29
Repurchase Agreements ..................................................... B-29
Restricted Securities ..................................................... B-30
Securities Lending ........................................................ B-30
Short Sales ............................................................... B-31
When Issued Transactions .................................................. B-32
Investment Policies of the Portfolio ...................................... B-33
Management ................................................................ B-34
Principal Shareholders..................................................... B-36
Investment Advisory and Other Services .................................... B-36
Brokerage Allocation and Other Practices .................................. B-39
Additional Purchase and Redemption Information............................. B-40
Net Asset Value ........................................................... B-40
Taxation .................................................................. B-41
Dividends and Distributions ............................................... B-41
Performance Information ................................................... B-42
Capital Stock and General Information ..................................... B-44
Financial Statements ...................................................... B-45
Appendix-Ratings .......................................................... B-46

                      DESCRIPTION OF PERMITTED INVESTMENTS

As described in the Portfolio's prospectus, the Portfolio may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Portfolio may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Portfolio to use these investments in "Investment Policies of the Portfolio."

                                   BORROWING

The Portfolio may borrow money, as permitted by its fundamental investment objectives.:

* It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

* It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

* It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

* It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

Borrowing is a form of leverage, which may magnify the Portfolio's gain or loss. To mitigate the risks of leverage, the Portfolio will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Portfolio will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. The Portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

                                DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES

U.S. GOVERNMENT SECURITIES

U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

*    By the right of the issuer to borrow from the U.S. Treasury;

*    By  the  discretionary   authority  of  the  U.S.  government  to  buy  the
     obligations of the agency; or

*    By the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Portfolio.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)

GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Portfolio's shares. To buy GNMA securities, the Portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the Portfolio may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)

FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)

FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-Backed Securities

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-Backed Securities

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion
("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-Term Investments

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

The Portfolio will only invest in a security issued by a commercial bank if the bank:

* Has total assets of at least $1 billion, or the equivalent in other currencies;
*    Is a U.S. bank and a member of the Federal Deposit  Insurance  Corporation;
     and
* Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Portfolio may purchase.

TIME DEPOSITS

Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Portfolio may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT

Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE

A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER

Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS

Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements. These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND

MATURITY

Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION

Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Portfolio. If left unattended, drifts in the average maturity of the Portfolio can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Portfolio currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Portfolio may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Portfolio's prospectus, the Portfolio can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Portfolio may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Portfolio will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

                              TYPES OF DERIVATIVES

FUTURES

A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

The Portfolio may incur commission expenses when it opens or closes a futures position.

OPTIONS

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

PURCHASING PUT AND CALL OPTIONS

When the Portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the "option premium"). The Portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Portfolio would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

*    Allowing it to expire and losing its entire premium;
* Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
*    Closing it out in the secondary market at its current price.

SELLING (WRITING) PUT AND CALL OPTIONS

When the Portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the Portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Portfolio is permitted only to write covered options. The Portfolio can cover a call option by owning:

* The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
* A call option on the same security or index with the same or lesser exercise price;
* A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
* Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
* In the case of an index, the fund of securities that corresponds to the index.

The Portfolio can cover a put option by:

*    Entering into a short position in the underlying security;
* Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
* Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
*    Maintaining the entire exercise price in liquid securities.

OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Portfolio would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Portfolio.

COMBINED POSITIONS

The Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

* Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).
* Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.
*    Do not require an initial margin deposit.
* May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES

A "settlement hedge" or "transaction hedge" is designed to protect the Portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Portfolio may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the Portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

                        SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Portfolio and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Portfolio may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Portfolio's gains or losses. In order to reduce the risk associated with leveraging, the Portfolio will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If the Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

EQUITY SWAPS -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Portfolio will be committed to pay.

INTEREST RATE SWAPS -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Portfolio could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Portfolio enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Portfolio may have to pay more money than it receives. Similarly, if the Portfolio enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Portfolio may receive less money than it has agreed to pay.

CURRENCY SWAPS -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Portfolio may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level.
The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the Portfolio's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Portfolio to greater risks.

CORRELATION OF PRICES

The Portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Portfolio it is trying to hedge. However, if the Portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Portfolio may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

* Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
* A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and
* Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments precisely over time.

LACK OF LIQUIDITY

Before a futures contract or option is exercised or expires, the Portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Portfolio may close out a futures contract only on the exchange the contract was initially traded. Although the Portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Portfolio may not be able to close out its position. In an illiquid market, the Portfolio may:

* Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
*    Have to purchase or sell the instrument underlying the contract;
*    Not be able to hedge its investments; and
*    Not be able realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

* An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;
* Unusual or unforeseen circumstances may interrupt normal operations of an exchange;
* The facilities of the exchange may not be adequate to handle current trading volume;
* Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or
* Investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK

If the adviser incorrectly predicts stock market and interest rate trends, the Portfolio may lose money by investing in derivatives. For example, if the Portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

VOLATILITY AND LEVERAGE

The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

*    Actual and anticipated changes in interest rates;
*    Fiscal and monetary policies; and
*    National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Portfolio and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Portfolio may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

                               EQUITY SECURITIES

TYPES OF EQUITY SECURITIES

COMMON STOCKS

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

PREFERRED STOCKS

Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES

Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Portfolio's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Portfolio purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Portfolio will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Portfolio's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Portfolio may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Portfolio does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS

A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES

GENERAL RISKS OF INVESTING IN STOCKS

While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

* Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;
* Factors affecting an entire industry, such as increases in production costs; and
* Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES

Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES

Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

                               FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

* They can invest directly in foreign securities denominated in a foreign currency;
* They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and
*    They can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

EMERGING MARKETS

An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Portfolio invests in such investment funds, shareholders will bear not only the proportionate share of the expenses of the Portfolio itself (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS

Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

* The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

* Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

* The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

* The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

* A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Portfolio's ability to invest in a particular country or make it very expensive for the Portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION

There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK

The adviser anticipates that in most cases an exchange or over-the counter (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

* They are generally more volatile and not as developed or efficient as than those in the United States;
*    They have substantially less volume;
* Their securities tend to be less liquid and to experience rapid and erratic price movements;
* Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;
* Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and
* They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

FOREIGN CURRENCY RISK

While the Portfolio denominates its net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United

States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

* It may be expensive to convert foreign currencies into United States dollars and vice versa;
* Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;
* Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;
* There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;
* Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and
* The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES

Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Portfolio to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Portfolio receives from its investments. The Portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS

Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

*    Have relatively unstable governments;
* Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;
*    Offer less protection of property rights than more developed countries; and
* Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

THE EURO

The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is replacing the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Portfolio expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

* Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?
* Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?
*    How will existing currencies be exchanged into Euro?
* Will suitable clearing and settlement payment systems for the new currency be created?

                              INVESTMENT COMPANIES

The Portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Portfolio. Like other shareholders, the Portfolio would pay its proportionate share of those fees. Consequently, shareholders of the Portfolio would pay not only the management fees of the Portfolio, but also the management fees of the investment company in which the Portfolio invests.

                             REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Portfolio normally uses repurchase agreements to earn income on assets that are not invested. When the Portfolio enters into a repurchase agreement it will:

* Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and
* Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the Portfolio can sell it and the Portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES

The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

                               SECURITIES LENDING

The Portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Portfolio lends its securities, it will follow the following guidelines:

* The borrower must provide collateral at least equal to the market value of the securities loaned;
* The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;
* The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);
*    It must be able to terminate the loan at any time;
* It must receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments); and
*    It must  determine  that the borrower is an acceptable  credit risk.

These risks are similar to the ones involved with repurchase agreements. When the Portfolio lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Portfolio could:

* Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and
* Experience delays in recovering its securities. segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract.

                                  SHORT SALES

DESCRIPTION OF SHORT SALES

Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

*    Take advantage of an anticipated decline in prices.
*    Protect a profit in a security it already owns.

The Portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Likewise, the Portfolio can profit if the price of the security declines between those dates.

To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio will incur transaction costs in effecting short sales. The Portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX

In addition, the Portfolio may engage in short sales "against the box." In a short sale against the box, the Portfolio agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Portfolio will incur transaction costs to open, maintain and close short sales against the box.

Whenever the Portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government securities the Portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

                            WHEN ISSUED TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Portfolio has committed to purchase before the securities are delivered, although the Portfolio may earn income on securities it has in a segregated account. The Portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Portfolio may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

                      INVESTMENT POLICIES OF THE PORTFOLIO

The following investment limitations are fundamental, which means the Portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the Portfolio, as defined by the 1940 Act. The Portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Portfolio will not:

* Concentrate its investments in securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the United States government or its agencies or instrumentalities or when the portfolio adopts a temporary defensive position).
* Issue senior securities, except as permitted by the 1940 Act. o Invest in physical commodities or contracts on physical commodities.
* Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.
* Make loans except (i) that the acquisition of investment securities or other investment instruments in accordance with the portfolio's prospectus and statement of additional information shall not be deemed to be the making of a loan; and (ii) that the portfolio may lend its portfolio securities in accordance with applicable law and the guidelines set forth in the Portfolio's prospectus and statement of additional information, as they may be amended from time to time.
*    Underwrite the securities of other issuers.
* Borrow money, except to the extent permitted by applicable law and the guidelines set forth in the Portfolio's prospectus and statement of additional information, as they may be amended from time to time.

NON-FUNDAMENTAL POLICIES

The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

* Purchase on margin or sell short except that the portfolio may purchase futures as described in the prospectus and this SAI.
*    Invest in other investment companies except as permitted by the 1940 Act. .
* Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust and the Portfolio is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the investment objectives and policies and to general supervision by the Board of Trustees.

     The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

Name, Address                           Position(s) Held        Principal Occupation(s)
and Age                                 With the Trust          During Past 5 Years
-------                                 --------------          -------------------
Thomas M. Mitchell*                     Trustee and             Managing  Director of the Advisor since May 1995.
(age 56)                                President               Executive  Vice President of the Advisor from May
300 North Lake Avenue                                           1983 to May 1999
Pasadena, CA 91101

Jettie M. Edwards (age 54)              Trustee                 Consulting    principal   of   Syrus   Associates
76 Seaview Drive                                                (consulting  firm);  Director  of the PBHG Funds,
Santa Barbara, CA 93108                                         Inc.;  Director of PBHG  Insurance  Series  Fund,
                                                                Inc.; Trustee of EQ Advisors Trust

                                                                Chief  Executive  Officer,  Lawry's  Restaurants,
Richard N. Frank (age 76)               Trustee                 Inc. (restaurant company);  formerly, Chairman of
234 E. Colorado Blvd.                                           Lawry's  Foods,   Inc.   (restaurants   and  food
Pasadena, CA 91101                                              seasoning)

James Clayburn LaForce (age 76)         Trustee                 Dean Emeritus,  John E. Anderson  Graduate School
P.O. Box 1585                                                   of  Management,  University  of  California,  Los
Pauma Valley, CA 92061                                          Angeles.  Director  of The  BlackRock  Funds  and
                                                                Trustee  of The Payden & Rygel  Investment  Trust
                                                                and Trust  for  Investment  Managers  (registered
                                                                investment companies). Director of the Timken Co.
                                                                (bearings and alloy steel manufacturing firm) and
                                                                Jacobs Engineering Group (engineering firm).

Name, Address                           Position(s) Held        Principal Occupation(s)
and Age                                 With the Trust          During Past 5 Years
-------                                 --------------          -------------------
Angelo R. Mozilo (age 61)               Trustee                 Chairman, CEO and President of Countrywide Credit
155 N. Lake Avenue                                              Industries (mortgage banking) (mortgage banking)
Pasadena, CA 91101

Wayne H. Smith (age 58)                 Trustee                 Vice  President and  Treasurer of Avery  Dennison
150 N. Orange Grove Blvd.                                       Corporation   (pressure  sensitive  material  and
Pasadena, CA 91103                                              office products manufacturer)

Thomas J. Condon* (age 61)              Trustee                 Managing Director of the Advisor.
300 North Lake Avenue
Pasadena, CA 91101

Aaron W.L. Eubanks, Sr. (age 37)        Vice President          Chief  Operating  Officer  of the  Advisor  since
300 North Lake Avenue                   and Secretary           August 1999; formerly,  Director of Operations of
Pasadena, CA 91101                                              the Advisor


William T. Warnick (age 31)             Vice President          Chief  Financial  Officer  of the  Advisor  since
300 North Lake Avenue                   and Treasurer           August 1999; formerly, Controller of the Advisor
Pasadena, CA 91101

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.

     As of the date of this Prospectus, the Trustees have not received compensation from the Portfolio. The trustees receive from the Trust $10,000 per year plus $500 per meeting with is allocated evenly among all Series in the Trust. With respect to other Funds and Portfolios within the PIC Funds, the Trustees have received compensation as set forth in the following table. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                                   Deferred
                                                                  Deferred       Compensation         Total
                                                                Compensation      Accrued as       Compensation
                             Aggregate         Aggregate      Accrued as Part      Part of       From Trust and
                           Compensation      Compensation         of Trust        Portfolios     Portfolios paid
Name of Trustee             from Trust     from Portfolios        Expenses         Expenses         to Trustee
---------------             ----------     ---------------        --------         --------         ----------
Jettie M. Edwards            $10,000           $     0            $     0           $     0           $10,000

Wayne H. Smith               $     0           $     0            $15,500           $ 1,158           $16,658

Richard N. Frank             $     0           $     0            $   658           $12,000           $12,658

James Clayburn LaForce       $ 2,500           $12,000            $     0           $     0           $14,500

Angelo R. Mozilo             $     0           $     0            $ 1,158           $     0           $ 1,158

     As of _________, 2001 shares of the Portfolio owned by the Trustees and officers as a group were less than 1%.

                             PRINCIPAL SHAREHOLDERS

As of June 30, 2001, the following persons or organizations held of record or beneficially 5% or more of the shares of the Portfolio:

Name and Address of Shareholder                       Percentage of Shares Owned
-------------------------------                       --------------------------

UMBSC & Co FBO Interstate Brands                                 91.04%
Retirement Income Plan 340419126
P.O .Box 419692
Kansas City, MO  64141-6692

UMBSC & Co.                                                       5.14%
FBO IBC Savings Invest - Equity
P.O. Box 419692
Kansas City, MO  64141-6692

Any shareholder listed above as owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) the Portfolio. Shareholders controlling the Portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Provident Investment Counsel (PIC), located at 300 North Lake Avenue, Pasadena, California 91101, is the investment adviser to the Portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser has provided investment management services to a variety of investors since 1951.

The Adviser is an indirect, wholly owned subsidiary of Old Mutual, plc, a public limited company based in the United Kingdom. Old Mutual is a financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.

INVESTMENT ADVISORY AGREEMENT

SERVICES PERFORMED BY ADVISER

The adviser:

*    Manages the investment and reinvestment of the Portfolio's assets;
* Continuously reviews, supervises and administers the investment program of the Portfolio; and
* Determines what portion of the Portfolio's assets will be invested in securities and what portion will consist of cash.

LIMITATION OF LIABILITY

In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Portfolio, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

CONTINUING AN INVESTMENT ADVISORY AGREEMENT

The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

* By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and
* By a majority of the Board Members or by a majority of the shareholders of the Portfolio.

TERMINATING AN INVESTMENT ADVISORY AGREEMENT

The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

* A majority of the Portfolio's shareholders vote to do so or a majority of Board Members vote to do so; and
*    It gives the adviser 60 days' written notice.

The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

ADVISORY FEES

For its services, the Portfolio pays its adviser a fee calculated at an annual rate of .90% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For the last two fiscal periods, during which the Portfolio was a series of the UAM Funds Trust, the Portfolio paid the following in advisory fees to the adviser:

Fiscal Period    Investment Advisory    Investment Advisory    Total Investment
     End             Fees Paid             Fees Waived           Advisory Fee
     ---             ---------             -----------           ------------
   4/30/00            $29,137                $ 57,233              $ 86,370
   4/30/01            $85,645                $153,602              $239,247

DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202.

SHAREHOLDER SERVICING ARRANGEMENTS

The adviser may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The adviser may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Portfolio.

THE ADMINISTRATOR

     The Portfolio pays a monthly administration fee to Investment Company Administration, LLC, for managing its administrative and business affairs. The administration fee rate is 0.10% of net assets subject to a minimum annual fee of $40,000.

For the last two fiscal years, during which the Portfolio was a series of UAM Funds Trust, the Portfolio paid the following in administration fees to its former administrator, UAM Fund Services, Inc. :

Fiscal Year End                             Total Administration Fee
---------------                             ------------------------
   4/30/01                                          $90,811
   4/30/00                                          $32,776

CUSTODIAN

Provident National Bank, 200 Stevens Drive, Lester PA 19113, provides for the custody of the Portfolio's assets.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as independent accountant for the Portfolio.

CODE OF ETHICS

The Portfolio and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Portfolio.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS

The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

During the fiscal year ended April 30, 2001, the adviser directed $_________________ and during the fiscal year ended April 30, 2000, the adviser directed $10,833,079 of the Portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid on those transactions were $____, during fiscal 2001 and $5,685 during fiscal 2000.

It is not the practice of the Portfolio to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Portfolio may place trades with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of Portfolio shares for their clients.

As of April 30, 2001 the Portfolio held 17,000 shares, worth $1,067,430, of Morgan Stanley Dean Witter, one of its regular brokers or dealers as defined in rule 10b-1 of the 1940 Act.

SIMULTANEOUS TRANSACTIONS

The adviser makes investment decisions for the Portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Portfolio, in a fair and reasonable manner.

BROKERAGE COMMISSIONS

EQUITY SECURITIES

Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

DEBT SECURITIES

Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Portfolio will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

COMMISSIONS PAID

For the last two fiscal periods, during which the Portfolio was a series of UAM Funds Trust, the Portfolio paid the following in brokerage commissions.

Fiscal Year End                    Brokerage Commissions
---------------                    ---------------------
   4/30/01                                $______
   4/30/00                                $65,601

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Portfolio on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) each business day.

The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

The Portfolio will be taxed as a separate entity under the Internal Revenue Code (the "Code"), and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Portfolio qualifies, the Portfolio (but not its shareholders) will be relieved of federal income tax one their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

In order to qualify for treatment as a RIC, the Portfolio must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends from the Portfolio's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Portfolio's earnings and profits. Distributions of the Portfolio's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by the Portfolio during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

The Portfolio is required to withhold as portion of dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Portfolio with a correct taxpayer identification number. The Portfolio also is required to withhold a portion of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T) = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The Portfolio's average annual total return for the periods ending April 30, 2001 are as follows*:

One Year                 -43.60%
Since Inception**        -36.83%

----------
* Certain fees and expenses of the Portfolio have been reimbursed from inception. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.
**   The inception date for the Portfolio was December 29, 1999.

YIELD

     Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                                                6
                            YIELD = 2 [(a-b + 1) - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and; d equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Portfolio calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Portfolio, net investment income is then determined by totaling all such interest earned.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

Performance data of the Portfolio quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Portfolio may compare its performance with data published by Lipper, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Portfolio also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                      CAPITAL STOCK AND GENERAL INFORMATION

THE TRUST

The Portfolio is a non-diversified series of the Trust, which is an open-end management investment company, organized as a Delaware business trust on December 11, 1991. Prior to __________, 2001, the Portfolio was a series of UAM Funds Trust, a separate registered investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Portfolio. Each share represents an interest in the Portfolio proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of the Portfolio.

The Portfolio is one of a series of shares of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Boards of the Trust, the Portfolio, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolio.

                              FINANCIAL STATEMENTS

The annual report to shareholders of the Portfolio, during which it was a series of UAM Funds Trust, for the fiscal year ended April 30, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

            MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP: CORPORATE BOND RATINGS

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Declaration of Trust(1)
     (b)  By-Laws(1)
     (c)  Not applicable
     (d)  Form of Advisory Agreement
     (e)  Form of Distribution Agreement
     (f)  Not applicable
     (g)  Custodian Agreement(3)
     (h)  (i)   Form of Administration Agreement with Investment Company
                Administration Corporation
          (ii)  Fund Accounting Service Agreement (3)
          (iii) Transfer Agency and Service Agreement (3)
          (iv)  Contractual Waiver/Reimbursement Agreement
     (i)  Opinion and consent of counsel
     (j)  (i)  Consent of Auditors
          (ii) Power of Attorney
     (k)  Not applicable
     (l)  Not applicable
     (m)  Not applicable
     (n)  Not applicable
     (o)  Not applicable
     (p)  (i)   Code of Ethics-PIC Investment Trust
          (ii)  Code of Ethics of Provident Investment Counsel(2)
          (iii) Code of Ethics-Quasar Distributors, LLC

----------
(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
(2) Previously filed with Post-effective Amendment No. 39 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 27, 2000 and incorporated herein by reference.
(3)  To be supplied by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

As of October 31, 2001, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio, PIC Small Cap Portfolio and PIC Technology Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

ITEM 25. INDEMNIFICATION.

1. Article VI of Registrant's By-Laws states as follows:

     Section 1. Agents, Proceedings and Expenses. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. Actions other than by Trust. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. Actions by the Trust. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. Exclusion of Indemnification. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. Successful Defense by Agent. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     Section 6. Required Approval. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.

     Section 7. Advance of Expenses. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. Other Contractual Rights. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contractor otherwise.

     Section 9. Limitations. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. Insurance. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     2.  Indemnification  of the  Registrant's  distributor  is provided  for in
Section 6 of the Distribution Agreement included as Exhibit E hereto and incorporated herein by reference.

     3. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-47993.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

     Firstar Funds
     Cullen Funds Trust
     Country Growth Fund, Inc.
     Country Asset Allocation Fund, Inc.
     Country Tax Exempt Bond Fund, Inc.
     Country Taxable Fixed Income Series, Inc.
     Country Money Market Fund
     Country Long-Term Bond Fund
     Country Short-Term Government Bond Fund
     Kit Cole Investment Trust
     The Hennesy Mutual Funds
     The Hennessy Funds
     Jefferson Fund Group Trust
     Everest Funds
     Brandywine Advisors Fund
     Light Revolution Fund
     IPS Funds
     Glen Rauch Funds
     The Arbitrage Funds
     The Jensen Portfolio
     The Lindner Funds
     Thompson Plumb Funds
     AHA Investment Funds Inc.
     Westler Trust
     Mutuals.com
     Advisors Series Trust
     Trust for Investment Managers
     Professionally Managed Portfolios

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

                                Position and Offices                Position and
Name and Principal              with Principal                      Offices with
Business Address*               Underwriter                         Registrant
-------------------             ---------------                     -----------

James R. Schoenike              President, Board Member             None
Donna J. Berth                  Treasurer                           None
James J. Barresi                Secretary                           None
Joe Redwine                     Board Member                        None
Bob Kern                        Board Member                        None
Paul Rock                       Board Member                        None
Jennie Carlson                  Board Member                        None

----------
* The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 9th day of November, 2001.

                                       PIC INVESTMENT TRUST


                                       By /s/ Thomas M. Mitchell
                                         ----------------------------------
                                         Thomas M. Mitchell
                                         President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on November 9, 2001.


/s/ Thomas M. Mitchell                          President and Trustee
----------------------------------
Thomas M. Mitchell


Jettie M. Edwards*                              Trustee
----------------------------------
Jettie M. Edwards


Thomas J. Condon*                               Trustee
----------------------------------
Thomas J. Condon


Richard N. Frank*                               Trustee
----------------------------------
Richard N. Frank


James Clayburn LaForce*                         Trustee
----------------------------------
James Clayburn LaForce


Angelo R. Mozilo*                               Trustee
----------------------------------
Angelo R. Mozilo


Wayne H. Smith*                                 Trustee
----------------------------------
Wayne H. Smith


/s/William T. Warnick                           Treasurer and Principal
----------------------------------              Financial and Accounting Officer
William T. Warnick


* /s/Robert H. Wadsworth
----------------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                    EXHIBITS

Exhibit Number             Description
--------------             -----------
  99B.D                    Form of Advisory Agreement
  99B.E                    Form of Distribution Agreement
  99B.H.i                  Form of Administration Agreement
  99B.H.iv.                Form of contractual reimbursement agreement
  99B.I                    Opinion of Counsel
  99B.J.i                  Consent of Auditors
  99B.J.ii                 Power of Attorney - Thomas Condon
  99B.P.i                  Code of Ethics-PIC Investment Trust
  99B.P.iii                Code of Ethics-Quasar Distributors LLC